Non-Current Assets Held For Sale - Non-current assets held for sale (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 CLP ($)
Assets classified as held for sale
Impairment	$ (2,286,438)
Reclassification to/from current and non-current assets, Intangible assets other than goodwill	18,585,149
Dispositions and changes in the scope of consolidation, Goodwill	(37,912,005)
Reclassification to/from current and non-current assets, Property, plant and equipment	338,640,267
Ending balance	28,601,633
Liabilities classified as held for sale
Reclassification to/from current and non current liabilities	29,748,842
Defined benefit plan obligations from business combinations	1,440,044
Dispositions and changes in the scope of consolidation	(28,111,945)
Other movements	(1,636,897)
Net assets (liabilities) classified as held for sale
Reclassification to/from current and non current assets	423,704,916
Dispositions and changes in the scope of consolidation	(404,541,555)
Other movements	11,724,710
Ending balance	28,601,633
Other current financial liabilities
Liabilities classified as held for sale
Reclassification to/from current and non current liabilities	304,170
Dispositions and changes in the scope of consolidation	(199,032)
Other movements	(105,138)
Trade and other payables, current
Liabilities classified as held for sale
Reclassification to/from current and non current liabilities	4,557,459
Dispositions and changes in the scope of consolidation	(5,058,696)
Other movements	501,237
Current accounts payable to related parties
Liabilities classified as held for sale
Reclassification to/from current and non current liabilities	1,352,928
Dispositions and changes in the scope of consolidation	(1,222,022)
Other movements	(130,906)
Other current provisions
Liabilities classified as held for sale
Reclassification to/from current and non current liabilities	35,777
Other movements	(35,777)
Current tax liabilities
Liabilities classified as held for sale
Dispositions and changes in the scope of consolidation	(10,494,732)
Other movements	10,494,732
Other current non-financial liabilities
Liabilities classified as held for sale
Reclassification to/from current and non current liabilities	3,546,211
Dispositions and changes in the scope of consolidation	(2,617,809)
Other movements	(928,402)
Total current liabilities
Liabilities classified as held for sale
Reclassification to/from current and non current liabilities	9,796,545
Dispositions and changes in the scope of consolidation	(19,592,291)
Other movements	9,795,746
Other non-current financial liabilities
Liabilities classified as held for sale
Reclassification to/from current and non current liabilities	1,001,937
Dispositions and changes in the scope of consolidation	(1,146,536)
Other movements	144,599
Other long-term provisions
Liabilities classified as held for sale
Reclassification to/from current and non current liabilities	987,536
Dispositions and changes in the scope of consolidation	(1,487,899)
Other movements	500,363
Deferred tax liabilities
Liabilities classified as held for sale
Reclassification to/from current and non current liabilities	16,522,780
Dispositions and changes in the scope of consolidation	(4,676,249)
Other movements	(11,846,531)
Non-current provisions for employee benefits
Liabilities classified as held for sale
Defined benefit plan obligations from business combinations	1,440,044
Dispositions and changes in the scope of consolidation	(1,208,970)
Other movements	(231,074)
Total non-current liabilities
Liabilities classified as held for sale
Reclassification to/from current and non current liabilities	19,952,297
Dispositions and changes in the scope of consolidation	(8,519,654)
Other movements	(11,432,643)
Assets and liabilities held for sale
Assets classified as held for sale
Reclassification to/from current and non current assets	453,453,758
Impairment	(2,286,438)
Dispositions and changes in the scope of consolidation	(432,653,500)
Other movements	10,087,813
Ending balance	28,601,633
Assets and liabilities held for sale | Cash and Cash Equivalents [Member]
Assets classified as held for sale
Reclassification to/from current and non current assets	119,634
Dispositions and changes in the scope of consolidation	(122,866)
Other movements	3,232
Assets and liabilities held for sale | Other current non-financial assets
Assets classified as held for sale
Reclassification to/from current and non current assets	633,263
Dispositions and changes in the scope of consolidation	(1,611,053)
Other movements	977,790
Assets and liabilities held for sale | Trade and other receivables, current
Assets classified as held for sale
Reclassification to/from current and non current assets	40,681,609
Dispositions and changes in the scope of consolidation	(55,141,056)
Other movements	14,459,447
Assets and liabilities held for sale | Inventories [Member]
Assets classified as held for sale
Reclassification to/from current and non current assets	3,022
Dispositions and changes in the scope of consolidation	(4,311)
Other movements	1,289
Assets and liabilities held for sale | Current tax assets
Assets classified as held for sale
Reclassification to/from current and non current assets	15,212,532
Dispositions and changes in the scope of consolidation	(42,905)
Other movements	(15,169,627)
Assets and liabilities held for sale | Total current assets
Assets classified as held for sale
Reclassification to/from current and non current assets	56,650,060
Dispositions and changes in the scope of consolidation	(56,922,191)
Other movements	272,131
Assets and liabilities held for sale | Trade and other non-current receivables
Assets classified as held for sale
Reclassification to/from current and non current assets	535,508
Dispositions and changes in the scope of consolidation	(476,595)
Other movements	(58,913)
Assets and liabilities held for sale | Intangible assets other than goodwill [member]
Assets classified as held for sale
Reclassification to/from current and non-current assets, Intangible assets other than goodwill	18,585,149
Dispositions and changes in the scope of consolidation	(19,296,314)
Other movements	711,165
Assets and liabilities held for sale | Goodwill
Assets classified as held for sale
Reclassification to/from current and non-current assets, Goodwill	37,912,005
Dispositions and changes in the scope of consolidation, Goodwill	(37,912,005)
Assets and liabilities held for sale | Property, plant and equipment [member]
Assets classified as held for sale
Impairment	(2,286,438)
Reclassification to/from current and non-current assets, Property, plant and equipment	338,640,267
Dispositions and changes in the scope of consolidation	(316,882,166)
Other movements	9,129,970
Ending balance	28,601,633
Assets and liabilities held for sale | Right-of-use assets [member]
Assets classified as held for sale
Reclassification to/from current and non current assets	1,130,769
Dispositions and changes in the scope of consolidation	(1,164,229)
Other movements	33,460
Assets and liabilities held for sale | Total non-current assets
Assets classified as held for sale
Reclassification to/from current and non current assets	396,803,698
Impairment	(2,286,438)
Dispositions and changes in the scope of consolidation	(375,731,309)
Other movements	9,815,682
Ending balance	$ 28,601,633